Employee Benefit Plans (Balance Sheet Recognition) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Other Assets
Noncurrent assets	$ 0	$ 0
Other Liabilities
Noncurrent liabilities	1,230	952
Total	1,230	952
Other Postretirement Benefits [Member]
Other Assets
Noncurrent assets	0	0
Other Liabilities
Current liabilities	93	221
Total	$ 93	$ 221